Stock-based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Information
The following options were granted in 2020 and 2019.

	2020	2019
Options granted (in thousands)	686	852
Exercise price ($) (1)	58.40	47.57
Grant date fair value ($)	4.20	3.70
Valuation assumptions:
Dividend yield (%) (2)	3.7	3.8
Expected volatility (%) (3)	15.8	15.2
Risk-free interest rate (%) (4)	1.2	1.8
Weighted average expected life (years) (5)	5.2	5.6
(1)Five-day VWAP immediately preceding the grant date
(2)Reflects average annual dividend yield up to the grant date and the weighted average expected life of the options
(3)Reflects historical experience over a period equal to the weighted average expected life of the options
(4)Government of Canada benchmark bond yield at the grant date that covers the weighted average expected life of the options
(5)Reflects historical experience

Summary of Stock Option Activity
The following table summarizes information related to stock options for 2020.

	Total Options		Non-vested Options (1)
(in thousands, except as noted)	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Grant Date Fair Value
Options outstanding, beginning of year	3,418	$41.18	1,910	$3.43
Granted	686	$58.40	686	$4.20
Exercised	(825)	$39.21	n/a	n/a
Vested	n/a	n/a	(807)	$3.25
Cancelled/Forfeited	(17)	$50.02	(17)	$3.79
Options outstanding, end of year	3,262	$45.26	1,772	$3.81
Options vested, end of year (2)	1,490	$39.40
(1)As at December 31, 2020, there was $7 million of unrecognized compensation expense related to stock options not yet vested, which is expected to be recognized over a weighted average period of approximately three years.
(2)As at December 31, 2020, the weighted average remaining term of vested options was six years with an aggregate intrinsic value of $19 million.

Schedule of Additional Stock Option Information	The following table summarizes additional stock option information.

(in millions)	2020	2019
Stock options exercised:
Cash received for exercise price	$32	$51
Intrinsic value realized by employees	15	22

DSU Plan Activity
The following table summarizes information related to DSUs.

	2020	2019
Number of units (in thousands)
Beginning of year	165	177
Granted	25	29
Notional dividends reinvested	6	6
Paid out	(49)	(47)
End of year	147	165

PSU Plans Activity
The following table summarizes information related to PSUs.

	2020	2019
Number of units (in thousands)
Beginning of year	2,118	1,763
Granted	586	690
Notional dividends reinvested	71	73
Paid out	(735)	(357)
Cancelled/forfeited	(64)	(51)
End of year	1,976	2,118

Additional information (in millions)
Compensation expense recognized	$58	$74
Compensation expense unrecognized (1)	32	35
Cash payout	54	16
Accrued liability as at December 31 (2)	108	106
Aggregate intrinsic value as at December 31 (3)	140	141
(1)    Relates to unvested PSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3)    Relates to outstanding PSUs and reflects a weighted average contractual life of one year

RSU Plans Activity
The following table summarizes information related to RSUs.

	2020	2019
Number of units (in thousands)
Beginning of year	1,050	717
Granted	356	429
Notional dividends reinvested	37	35
Paid out	(355)	(92)
Cancelled/forfeited	(40)	(39)
End of year	1,048	1,050

Additional information (in millions)
Compensation expense recognized	$20	$24
Compensation expense unrecognized (1)	15	17
Cash payout	19	4
Accrued liability as at December 31 (2)	39	39
Aggregate intrinsic value as at December 31 (3)	54	56
(1)    Relates to unvested RSUs and is expected to be recognized over a weighted average period of two years
(2)    Recognized at the respective December 31st VWAP and included in accounts payable and other current liabilities and in long-term other liabilities (Notes 13 and 16)
(3) Relates to outstanding RSUs and reflects a weighted average contractual life of one year